AB Bond Fund, Inc.

All Market Real Return Portfolio

Consolidated Portfolio of Investments

January 31, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 66.3%
Real Estate – 34.2%
Diversified Real Estate Activities – 2.5%
Mitsubishi Estate Co., Ltd.	150,600	$2,382,488
Mitsui Fudosan Co., Ltd.	507,900	10,309,169
New World Development Co., Ltd.	835,750	3,869,592
Sumitomo Realty & Development Co., Ltd.	50,600	1,527,401
Sun Hung Kai Properties Ltd.	486,000	6,638,865
UOL Group Ltd.	329,700	1,809,886

		26,537,401

Diversified REITs – 3.2%
Alexander & Baldwin, Inc.	139,340	2,106,821
Armada Hoffler Properties, Inc.	164,533	1,768,730
Broadstone Net Lease, Inc. - Class A	80,450	1,450,514
Daiwa House REIT Investment Corp.	636	1,713,266
Essential Properties Realty Trust, Inc.	171,840	3,577,709
Fibra Uno Administracion SA de CV	991,230	1,111,682
Gecina SA	22,500	3,196,667
Growthpoint Properties Ltd.	1,440,142	1,150,965
Hulic Reit, Inc.	2,033	3,091,620
ICADE	26,520	1,907,146
Land Securities Group PLC	297,780	2,493,249
Merlin Properties Socimi SA	362,400	3,470,914
Nomura Real Estate Master Fund, Inc.	1,297	1,974,777
Stockland	1,690,396	5,704,739

		34,718,799

Health Care REITs – 2.7%
Assura PLC	3,024,470	2,995,188
Medical Properties Trust, Inc.	328,390	6,932,313
Omega Healthcare Investors, Inc.	170,626	6,180,074
Physicians Realty Trust	233,286	4,112,832
Welltower, Inc.	148,220	8,982,132

		29,202,539

Hotel & Resort REITs – 0.2%
RLJ Lodging Trust	155,140	2,002,857

Industrial REITs – 4.3%
Americold Realty Trust	147,320	5,142,941
Ascendas Real Estate Investment Trust	832,700	1,921,314
Dream Industrial Real Estate Investment Trust	194,124	1,924,921
GLP J-Reit	1,693	2,727,502
Industrial & Infrastructure Fund Investment Corp.(a)	1,353	2,435,456
Mitsui Fudosan Logistics Park, Inc.	403	2,014,643
Plymouth Industrial REIT, Inc.	54,286	794,747
Prologis, Inc.	156,701	16,171,543
Rexford Industrial Realty, Inc.	87,030	4,259,248
Segro PLC	358,812	4,669,749
STAG Industrial, Inc.(a)	129,980	3,873,404

		45,935,468

Office REITs – 3.4%
Alexandria Real Estate Equities, Inc.	46,211	7,722,320
Allied Properties Real Estate Investment Trust	77,560	2,201,097
alstria office REIT-AG	110,470	1,903,664

Company	Shares	U.S. $ Value

Boston Properties, Inc.	47,570	$4,341,714
Cousins Properties, Inc.	133,735	4,218,002
Covivio	17,210	1,413,118
Daiwa Office Investment Corp.	441	2,859,058
Derwent London PLC	32,800	1,419,800
Japan Prime Realty Investment Corp.	794	2,801,335
Japan Real Estate Investment Corp.	295	1,797,683
Kilroy Realty Corp.	61,240	3,468,021
Nippon Building Fund, Inc.	220	1,328,812
Orix JREIT, Inc.	165	276,678
True North Commercial Real Estate Investment Trust	146,620	722,351

		36,473,653

Real Estate Development – 2.6%
China Resources Land Ltd.	1,110,000	4,392,431
CIFI Holdings Group Co., Ltd.	6,620,000	5,426,415
CK Asset Holdings Ltd.	317,000	1,581,677
Emaar Properties PJSC(b)	2,367,470	2,443,116
Instone Real Estate Group AG(b) (c)	102,789	2,607,555
Megaworld Corp.	17,716,000	1,402,443
Midea Real Estate Holding Ltd.(c)	2,236,400	4,680,835
Times China Holdings Ltd.	3,822,000	4,867,893

		27,402,365

Real Estate Operating Companies – 3.4%
ADLER Group SA(b) (c)	138,380	4,174,764
Aroundtown SA	461,500	3,203,861
CA Immobilien Anlagen AG	80,379	3,461,762
Central Pattana PCL	421,300	689,733
Deutsche Wohnen SE	158,300	7,833,717
Fastighets AB Balder - Class B(b)	37,050	1,851,550
Grainger PLC	651,620	2,369,271
Kojamo Oyj	94,380	2,011,315
LEG Immobilien AG	30,630	4,390,856
Samhallsbyggnadsbolaget i Norden AB(a)	810,980	2,655,930
SM Prime Holdings, Inc.	1,497,400	1,095,692
Swire Properties Ltd.	661,000	1,915,991
Wharf Real Estate Investment Co., Ltd.	236,000	1,246,459

		36,900,901

Real Estate Services – 0.1%
CBRE Group, Inc. - Class A(b)	3,498	213,308
FirstService Corp.	1,525	208,318
Unibail-Rodamco-Westfield	13,370	1,128,288

		1,549,914

Residential REITs – 5.5%
American Campus Communities, Inc.	112,580	4,633,793
American Homes 4 Rent - Class A	188,450	5,696,843
Bluerock Residential Growth REIT, Inc.	80,910	846,319
Camden Property Trust	58,140	5,939,001
Daiwa Securities Living Investments Corp.	2,130	2,046,950
Essex Property Trust, Inc.	25,360	6,076,510
Independence Realty Trust, Inc.	367,640	4,882,259
Invitation Homes, Inc.	157,410	4,640,447
Killam Apartment Real Estate Investment Trust	296,860	4,076,529

Company	Shares	U.S. $ Value

Mid-America Apartment Communities, Inc.	53,440	$7,094,160
Minto Apartment Real Estate Investment Trust(c)	135,080	2,096,843
Sun Communities, Inc.	50,077	7,167,521
UDR, Inc.	88,720	3,411,284

		58,608,459

Retail REITs – 3.9%
AEON REIT Investment Corp.(a)	1,201	1,585,311
Brixmor Property Group, Inc.	356,410	6,034,021
CapitaLand Integrated Commercial Trust	1,992,260	3,182,932
Eurocommercial Properties NV(b)	148,900	2,873,306
Kenedix Retail REIT Corp.	349	844,695
Kimco Realty Corp.	87,070	1,437,526
Link REIT	552,901	4,796,554
Mercialys SA	190,320	1,725,588
National Retail Properties, Inc.	76,250	2,973,750
NETSTREIT Corp.	80,766	1,391,598
Realty Income Corp.	82,010	4,843,511
Scentre Group	35,040	72,590
Simon Property Group, Inc.	29,002	2,695,156
SITE Centers Corp.	317,120	3,516,861
Vicinity Centres(a)	3,546,540	4,126,721

		42,100,120

Specialized REITs – 2.4%
American Tower Corp.	266	60,478
CubeSmart	129,690	4,518,400
Digital Realty Trust, Inc.	74,100	10,666,695
MGM Growth Properties LLC - Class A	103,196	3,214,555
National Storage Affiliates Trust	111,200	4,063,248
Safestore Holdings PLC	214,090	2,370,444
VICI Properties, Inc.	34,928	882,980

		25,776,800

		367,209,276

Energy – 8.8%
Integrated Oil & Gas – 7.5%
BP PLC	3,265,510	12,134,486
Chevron Corp.	132,102	11,255,091
Exxon Mobil Corp.	118,461	5,311,791
Galp Energia SGPS SA	49,531	497,149
LUKOIL PJSC (Sponsored ADR)	36,639	2,617,124
PetroChina Co., Ltd. - Class H	14,658,000	4,420,558
Petroleo Brasileiro SA (Preference Shares)	1,061,300	5,177,120
Repsol SA	620,739	6,097,951
Royal Dutch Shell PLC - Class A	26,890	497,580
Royal Dutch Shell PLC - Class B	1,336,305	23,289,774
TOTAL SE	207,594	8,749,749

		80,048,373

Oil & Gas Equipment & Services – 0.0%
Baker Hughes Co. - Class A	9,074	182,297

Oil & Gas Exploration & Production – 0.8%
Aker BP ASA	169,683	4,214,423
Canadian Natural Resources Ltd.	11,414	257,870
EOG Resources, Inc.	78,631	4,007,036
Pioneer Natural Resources Co.	2,730	330,057
Woodside Petroleum Ltd.	5,348	99,267

		8,908,653

Company	Shares	U.S. $ Value

Oil & Gas Refining & Marketing – 0.4%
ENEOS Holdings, Inc.	695,800	$2,819,899
Motor Oil Hellas Corinth Refineries SA	91,032	1,279,614
Neste Oyj	1,321	93,052
Parkland Corp./Canada	8,233	247,038

		4,439,603

Oil & Gas Storage & Transportation – 0.1%
Cheniere Energy, Inc.(b)	9,525	603,218

		94,182,144

Materials – 7.6%
Aluminum – 0.1%
Alcoa Corp.(b)	92,121	1,658,178

Commodity Chemicals – 0.4%
Kuraray Co., Ltd.	122,100	1,308,111
Mitsubishi Chemical Holdings Corp.	60,600	414,500
Mitsui Chemicals, Inc.	22,200	636,134
Orbia Advance Corp. SAB de CV	802,015	1,714,440

		4,073,185

Construction Materials – 0.4%
Fletcher Building Ltd.(b)	526,450	2,340,014
Grupo Cementos de Chihuahua SAB de CV	258,307	1,638,880

		3,978,894

Copper – 0.4%
First Quantum Minerals Ltd.	151,735	2,527,434
Lundin Mining Corp.	153,021	1,364,175
OZ Minerals Ltd.	63,874	903,477

		4,795,086

Diversified Chemicals – 0.1%
Daicel Corp.	43,800	333,192
LANXESS AG	8,638	650,746

		983,938

Diversified Metals & Mining – 2.4%
Anglo American PLC	108,563	3,571,011
BHP Group Ltd.	12,868	429,135
Boliden AB	69,969	2,292,661
Glencore PLC(b)	2,312,333	7,718,858
MMC Norilsk Nickel PJSC (ADR)	55,974	1,808,520
Orocobre Ltd.(b)	155,934	589,708
Rio Tinto PLC	105,606	8,012,024
Sumitomo Metal Mining Co., Ltd.	37,500	1,625,926

		26,047,843

Fertilizers & Agricultural Chemicals – 0.2%
FMC Corp.	620	67,140
Yara International ASA	41,437	1,926,830

		1,993,970

Company	Shares	U.S. $ Value

Gold – 1.4%
Agnico Eagle Mines Ltd.	91,558	$6,391,697
AngloGold Ashanti Ltd.	157,011	3,658,775
Northern Star Resources Ltd.	94,964	918,992
Polyus PJSC (GDR)(c)	18,629	1,772,253
Regis Resources Ltd.	325,381	894,382
St. Barbara Ltd.	632,957	1,056,446
Yamana Gold, Inc.	81,020	378,252

		15,070,797

Paper Packaging – 0.1%
Sealed Air Corp.	17,312	731,778
Smurfit Kappa Group PLC	10,267	494,394

		1,226,172

Paper Products – 0.3%
Suzano SA(b)	243,500	2,761,482

Precious Metals & Minerals – 0.1%
Industrias Penoles SAB de CV	51,032	761,833

Specialty Chemicals – 0.5%
Clariant AG	9,869	209,676
Covestro AG(c)	28,751	1,953,107
Evonik Industries AG	57,539	1,892,115
RPM International, Inc.	3,066	252,853
Sika AG	2,651	721,368
Umicore SA	12,360	700,064

		5,729,183

Steel – 1.2%
APERAM SA	70,001	3,029,928
ArcelorMittal SA(b)	181,047	3,964,807
Fortescue Metals Group Ltd.	7,292	120,112
Steel Dynamics, Inc.	2,118	72,584
Vale SA (Sponsored ADR) - Class B	328,285	5,301,803

		12,489,234

		81,569,795

Software & Services – 1.9%
Application Software – 0.5%
Autodesk, Inc.(b)	375	104,036
Cadence Design Systems, Inc.(b)	11,498	1,499,224
Citrix Systems, Inc.	7,865	1,048,483
Constellation Software, Inc./Canada	476	579,866
Dropbox, Inc. - Class A(b)	31,881	721,467
Fair Isaac Corp.(b)	1,129	508,174
Intuit, Inc.	726	262,253
Trade Desk, Inc. (The) - Class A(b)	221	169,284
WiseTech Global Ltd.	2,574	60,989
Xero Ltd.(b)	4,773	470,851

		5,424,627

Company	Shares	U.S. $ Value

Data Processing & Outsourced Services – 0.1%
Mastercard, Inc. - Class A	3,460	$1,094,363
Visa, Inc. - Class A	2,472	477,714

		1,572,077

Internet Services & Infrastructure – 0.3%
GDS Holdings Ltd. (ADR)(b)	17,220	1,783,303
Shopify, Inc. - Class A(b)	801	873,374

		2,656,677

IT Consulting & Other Services – 0.2%
Accenture PLC - Class A	2,569	621,492
Atos SE(b)	5,921	454,375
EPAM Systems, Inc.(b)	4,018	1,383,920

		2,459,787

Systems Software – 0.8%
Crowdstrike Holdings, Inc. - Class A(b)	1,487	320,895
Microsoft Corp.	20,566	4,770,489
Oracle Corp.	13,312	804,444
ServiceNow, Inc.(b)	3,192	1,733,767
Trend Micro, Inc./Japan	14,300	787,000

		8,416,595

		20,529,763

Capital Goods – 1.4%
Agricultural & Farm Machinery – 0.1%
Deere & Co.	3,460	999,248

Building Products – 0.3%
Carrier Global Corp.	22,716	874,566
Cie de Saint-Gobain(b)	12,063	599,666
Masco Corp.	14,079	764,631
Otis Worldwide Corp.	11,345	733,454
Xinyi Glass Holdings Ltd.	102,000	246,735

		3,219,052

Construction & Engineering – 0.1%
Shimizu Corp.	114,900	809,386

Construction & Farm Machinery & Heavy Trucks – 0.1%
Volvo AB - Class B(b)	64,276	1,583,673

Electrical Components & Equipment – 0.3%
Acuity Brands, Inc.	11,373	1,367,490
Prysmian SpA	23,278	749,879
Rockwell Automation, Inc.	2,259	561,429

		2,678,798

Heavy Electrical Equipment – 0.2%
Siemens Gamesa Renewable Energy SA	16,248	666,553
Vestas Wind Systems A/S	6,243	1,340,483

		2,007,036

Company	Shares	U.S. $ Value

Industrial Machinery – 0.3%
Mitsubishi Heavy Industries Ltd.	3,200	$91,915
Snap-on, Inc.	7,951	1,431,100
Techtronic Industries Co., Ltd.	93,000	1,389,269

		2,912,284

Trading Companies & Distributors – 0.0%
United Rentals, Inc.(b)	1,341	325,876
WW Grainger, Inc.	113	41,176

		367,052

		14,576,529

Media & Entertainment – 1.1%
Interactive Home Entertainment – 0.2%
Electronic Arts, Inc.	9,590	1,373,288
Nintendo Co., Ltd.	1,500	863,453

		2,236,741

Interactive Media & Services – 0.7%
Alphabet, Inc. - Class A(b)	1,333	2,435,871
Alphabet, Inc. - Class C(b)	1,253	2,300,182
Facebook, Inc. - Class A(b)	12,115	3,129,668

		7,865,721

Movies & Entertainment – 0.2%
Netflix, Inc.(b)	4,073	2,168,424

		12,270,886

Food Beverage & Tobacco – 1.1%
Agricultural Products – 0.0%
Bunge Ltd.	2,146	140,434

Brewers – 0.1%
Kirin Holdings Co., Ltd.	61,700	1,326,181

Packaged Foods & Meats – 0.8%
Kellogg Co.	11,235	662,191
Mowi ASA	187,998	4,171,246
Nestle SA	9,237	1,035,436
Tyson Foods, Inc. - Class A	46,873	3,014,403

		8,883,276

Soft Drinks – 0.1%
PepsiCo, Inc.	3,531	482,229

Tobacco – 0.1%
Philip Morris International, Inc.	17,662	1,406,778

		12,238,898

Pharmaceuticals & Biotechnology – 1.1%
Biotechnology – 0.2%
AbbVie, Inc.	14,101	1,445,070
Amgen, Inc.	1,702	410,914
Vertex Pharmaceuticals, Inc.(b)	272	62,310

		1,918,294

Company	Shares	U.S. $ Value

Life Sciences Tools & Services – 0.4%
Bio-Rad Laboratories, Inc. - Class A(b)	2,113	$1,212,376
Lonza Group AG	295	188,416
Mettler-Toledo International, Inc.(b)	1,120	1,308,272
Sartorius Stedim Biotech	2,011	841,955
Waters Corp.(b)	1,549	409,974

		3,960,993

Pharmaceuticals – 0.5%
Eli Lilly & Co.	9,188	1,910,829
Johnson & Johnson	556	90,700
Merck & Co., Inc.	10,945	843,531
Novo Nordisk A/S - Class B	11,729	817,138
Roche Holding AG	2,959	1,021,186
Takeda Pharmaceutical Co., Ltd.	32,900	1,157,080

		5,840,464

		11,719,751

Retailing – 1.0%
Department Stores – 0.1%
Next PLC(b)	10,362	1,093,956

General Merchandise Stores – 0.0%
Dollar General Corp.	1,415	275,373

Home Improvement Retail – 0.2%
Home Depot, Inc. (The)	7,975	2,159,789
Lowe’s Cos., Inc.	375	62,569

		2,222,358

Internet & Direct Marketing Retail – 0.7%
Amazon.com, Inc.(b)	1,271	4,075,080
eBay, Inc.	4,525	255,708
HelloFresh SE(b)	18,765	1,584,558
Zalando SE(b) (c)	9,572	1,097,535

		7,012,881

		10,604,568

Semiconductors & Semiconductor Equipment – 0.9%
Semiconductor Equipment – 0.4%
Applied Materials, Inc.	18,872	1,824,545
ASML Holding NV	2,365	1,262,564
Lam Research Corp.	560	271,012
Teradyne, Inc.	3,302	374,711

		3,732,832

Semiconductors – 0.5%
Advanced Micro Devices, Inc.(b)	4,830	413,641
NVIDIA Corp.	1,150	597,529
QUALCOMM, Inc.	12,572	1,964,752
STMicroelectronics NV	27,946	1,119,813
Texas Instruments, Inc.	9,577	1,586,813

		5,682,548

		9,415,380

Company	Shares	U.S. $ Value

Consumer Durables & Apparel – 0.9%
Apparel, Accessories & Luxury Goods – 0.2%
LVMH Moet Hennessy Louis Vuitton SE	1,032	$623,942
Pandora A/S	10,485	1,008,933

		1,632,875

Footwear – 0.0%
NIKE, Inc. - Class B	3,160	422,144

Homebuilding – 0.6%
Construtora Tenda SA	187,200	994,609
Corp. GEO SAB de CV Series B(b)	1,321	0
Desarrolladora Homex SAB de CV(b)	1,590	3
MRV Engenharia e Participacoes SA	203,700	707,369
Persimmon PLC	59,330	2,065,184
PulteGroup, Inc.	60,220	2,619,570
Urbi Desarrollos Urbanos SAB de CV(b)	9	4

		6,386,739

Household Appliances – 0.1%
Electrolux AB - Class B	33,613	821,193
Whirlpool Corp.	802	148,442

		969,635

		9,411,393

Technology Hardware & Equipment – 0.8%
Communications Equipment – 0.0%
Telefonaktiebolaget LM Ericsson - Class B	26,791	337,338

Technology Distributors – 0.2%
Arrow Electronics, Inc.(b)	14,884	1,453,125
CDW Corp./DE	2,881	379,312

		1,832,437

Technology Hardware, Storage & Peripherals – 0.6%
Apple, Inc.	49,972	6,594,305

		8,764,080

Banks – 0.7%
Diversified Banks – 0.4%
Bank of America Corp.	24,759	734,104
BNP Paribas SA(b)	16,923	811,554
JPMorgan Chase & Co.	14,544	1,871,377
Societe Generale SA(b)	36,772	685,540
Wells Fargo & Co.	5,327	159,171

		4,261,746

Regional Banks – 0.3%
Fifth Third Bancorp	29,349	849,067
Mebuki Financial Group, Inc.	358,000	693,120
Signature Bank/New York NY	3,364	555,699

Company	Shares	U.S. $ Value

SVB Financial Group(b)	3,704	$1,621,537

		3,719,423

		7,981,169

Health Care Equipment & Services – 0.7%
Health Care Distributors – 0.2%
AmerisourceBergen Corp. - Class A	11,608	1,209,554
McKesson Corp.	6,399	1,116,433

		2,325,987

Health Care Equipment – 0.2%
Medtronic PLC	15,770	1,755,674
ResMed, Inc.	1,845	371,897

		2,127,571

Health Care Supplies – 0.1%
Align Technology, Inc.(b)	1,129	593,154

Health Care Technology – 0.1%
Cerner Corp.	17,195	1,377,491
Veeva Systems, Inc. - Class A(b)	1,825	504,503

		1,881,994

Managed Health Care – 0.1%
Molina Healthcare, Inc.(b)	4,782	1,021,483

		7,950,189

Diversified Financials – 0.7%
Asset Management & Custody Banks – 0.0%
Ameriprise Financial, Inc.	521	103,090

Consumer Finance – 0.1%
Ally Financial, Inc.	13,794	521,965

Financial Exchanges & Data – 0.1%
Moody’s Corp.	3,077	819,282
S&P Global, Inc.	1,872	593,424

		1,412,706

Investment Banking & Brokerage – 0.3%
Goldman Sachs Group, Inc. (The)	3,867	1,048,614
Nomura Holdings, Inc.	122,500	648,153
Raymond James Financial, Inc.	14,592	1,458,179

		3,154,946

Multi-Sector Holdings – 0.1%
Kinnevik AB - Class B(b)	29,318	1,438,323

Other Diversified Financial Services – 0.1%
M&G PLC	411,736	987,775

		7,618,805

Utilities – 0.7%
Electric Utilities – 0.6%
Enel SpA	478,801	4,748,742
Red Electrica Corp. SA(a)	29,704	564,016

Company	Shares	U.S. $ Value

Terna Rete Elettrica Nazionale SpA	72,381	$524,918

		5,837,676

Gas Utilities – 0.1%
UGI Corp.	37,342	1,343,938

Multi-Utilities – 0.0%
Sempra Energy	597	73,885

		7,255,499

Transportation – 0.6%
Air Freight & Logistics – 0.2%
Kuehne & Nagel International AG	4,132	940,261
United Parcel Service, Inc. - Class B	8,088	1,253,640

		2,193,901

Highways & Railtracks – 0.3%
Transurban Group(a)	337,435	3,400,030

Marine – 0.1%
Nippon Yusen KK	42,200	972,021

		6,565,952

Insurance – 0.6%
Life & Health Insurance – 0.6%
AIA Group Ltd.	6,400	77,163
Athene Holding Ltd. - Class A(b)	9,895	404,607
CNP Assurances(b)	83,301	1,262,514
iA Financial Corp., Inc.	26,238	1,169,143
Manulife Financial Corp.	17,357	313,681
MetLife, Inc.	25,179	1,212,369
Prudential Financial, Inc.	18,388	1,439,413
Sun Life Financial, Inc.	8,066	372,786

		6,251,676

Multi-line Insurance – 0.0%
Aviva PLC	36,886	168,720

		6,420,396

Consumer Services – 0.5%
Casinos & Gaming – 0.1%
Aristocrat Leisure Ltd.	22,379	527,201
La Francaise des Jeux SAEM(c)	7,025	301,735

		828,936

Hotels, Resorts & Cruise Lines – 0.2%
Hilton Grand Vacations, Inc.(b)	60,130	1,787,063

Leisure Facilities – 0.1%
Planet Fitness, Inc.(b)	13,700	986,400

Restaurants – 0.1%
Chipotle Mexican Grill, Inc. - Class A(b)	1,024	1,515,520
Domino’s Pizza, Inc.	351	130,137

Company	Shares	U.S. $ Value

McDonald’s Corp.	531	$110,363

		1,756,020

		5,358,419

Automobiles & Components – 0.4%
Auto Parts & Equipment – 0.2%
Aisin Seiki Co., Ltd.	47,400	1,456,887
Lear Corp.	1,412	212,873
Magna International, Inc. - Class A (Canada)	9,043	636,882

		2,306,642

Automobile Manufacturers – 0.2%
Ford Motor Co.(b)	15,576	164,015
General Motors Co.	15,475	784,273
Stellantis NV(b)	22,487	341,496
Tesla, Inc.(b)	1,379	1,094,278

		2,384,062

		4,690,704

Commercial & Professional Services – 0.3%
Diversified Support Services – 0.2%
Cintas Corp.	208	66,169
Copart, Inc.(b)	2,944	323,104
Ever Sunshine Lifestyle Services Group Ltd.(c)	560,120	1,604,209

		1,993,482

Human Resource & Employment Services – 0.1%
Randstad NV(b)	6,179	386,050
Robert Half International, Inc.	10,009	675,608

		1,061,658

		3,055,140

Household & Personal Products – 0.1%
Personal Products – 0.1%
Pola Orbis Holdings, Inc.	11,000	220,211
Unilever PLC	24,974	1,454,865

		1,675,076

Food & Staples Retailing – 0.1%
Food Retail – 0.0%
Kroger Co. (The)	2,539	87,596

Hypermarkets & Super Centers – 0.1%
Walmart, Inc.	6,323	888,318

		975,914

Telecommunication Services – 0.1%
Integrated Telecommunication Services – 0.1%
Telenor ASA	29,449	485,802

Wireless Telecommunication Services – 0.0%
Softbank Corp.(a)	36,400	478,167

		963,969

Company	Shares	U.S. $ Value

Information Technology – 0.0%
Software – 0.0%
Topicus.com, Inc.(b) (d)	885	$3,331

Total Common Stocks (cost $672,318,597)		713,007,026

INVESTMENT COMPANIES – 4.8%
Funds and Investment Trusts – 4.8%(e)
iShares Global Energy ETF	909,140	18,991,934
iShares MSCI ACWI ETF(a)	59,140	5,348,622
iShares MSCI Global Metals & Mining Producers ETF(a)	628,806	22,963,995
VanEck Vectors Agribusiness ETF	54,379	4,285,609

Total Investment Companies (cost $38,983,454)		51,590,160

SHORT-TERM INVESTMENTS – 24.0%
Investment Companies – 24.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(e) (f) (g) (cost $257,576,937)	257,576,937	257,576,937

Total Investments Before Security Lending Collateral for Securities Loaned – 95.1% (cost $968,878,988)		1,022,174,123

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(e) (f) (g) (cost $6,064,078)	6,064,078	6,064,078

Total Investments – 95.7% (cost $974,943,066)(h)		1,028,238,201
Other assets less liabilities – 4.3%		46,415,112

Net Assets – 100.0%		$1,074,653,313

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Brent Crude Futures	279	April 2021	$15,219,450	$2,241,495
Brent Crude Futures	89	October 2021	4,698,310	663,595
Cattle Feeder Futures	104	March 2021	7,161,700	(39,141)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Cocoa Futures	260	May 2021	$6,432,400	$(268,368)
Coffee Robusta Futures	561	March 2021	7,326,660	(236,570)
Coffee ‘C’ Futures	104	July 2021	4,951,050	(85,919)
Copper Futures	186	May 2021	16,537,725	126,300
Corn Futures	684	July 2021	18,348,300	602,049
Cotton No.2 Futures	48	March 2021	1,935,360	176,450
Cotton No.2 Futures	211	July 2021	8,733,290	(87,790)
Gasoline RBOB Futures	197	May 2021	13,676,095	1,453,858
Gold 100 OZ Futures	156	April 2021	28,864,680	149,359
KC HRW Wheat Futures	371	July 2021	11,848,813	50,958
Lean Hogs Futures	267	June 2021	9,323,640	768,719
Live Cattle Futures	244	April 2021	11,892,560	625,267
LME Lead Futures	126	May 2021	6,384,263	(183,844)
LME Nickel Futures	8	March 2021	848,328	2,362
LME Nickel Futures	136	May 2021	14,441,976	971,174
LME Primary Aluminum Futures	34	March 2021	1,672,698	(62,886)
LME Primary Aluminum Futures	386	May 2021	19,116,650	(466,705)
LME Zinc Futures	193	May 2021	12,466,594	(1,024,215)
Low Sulphur Gasoil Futures	214	June 2021	9,720,950	747,012
MSCI EAFE Futures	79	March 2021	8,356,224	37,158
Natural Gas Futures	515	June 2021	14,172,800	300,674
NY Harbor ULSD Futures	216	May 2021	14,431,738	1,189,504
Platinum Futures	317	April 2021	17,105,320	503,041
S&P 500 E-Mini Futures	227	March 2021	42,054,020	463,330
S&P/TSX 60 Index Futures	7	March 2021	1,120,108	(18,783)
Silver Futures	107	March 2021	14,398,990	1,131,645
Soybean Futures	321	July 2021	21,647,438	44,764
Soybean Meal Futures	409	July 2021	17,345,690	(220,076)
Soybean Oil Futures	565	July 2021	14,671,920	379,993
Sugar 11 (World) Futures	111	June 2021	1,815,072	(34,641)
Sugar 11 (World) Futures	358	September 2021	5,793,872	12,141
Wheat Futures (CBT)	60	March 2021	1,989,000	54,389
Wheat Futures (CBT)	349	July 2021	11,220,350	(55,125)
WTI Crude Futures	486	May 2021	25,092,180	3,005,160
WTI Crude Futures	38	November 2021	1,889,740	253,910
Sold Contracts
Coffee ‘C’ Futures	42	March 2021	1,936,463	(38,973)
LME Lead Futures	25	May 2021	1,266,718	6,856
LME Nickel Futures	8	March 2021	848,328	14,686
LME Nickel Futures	49	May 2021	5,203,359	119,057
LME Primary Aluminum Futures	17	March 2021	836,349	24,752
LME Primary Aluminum Futures	100	May 2021	4,952,500	26,549
LME Zinc Futures	76	May 2021	4,909,125	104,319
MSCI Emerging Markets Futures	48	March 2021	3,182,640	(175,779)
Silver Futures	9	March 2021	1,211,130	(62,110)
Soybean Futures	13	March 2021	890,500	290
Soybean Meal Futures	21	March 2021	905,100	22,918

				$13,212,809

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	CNY	16,635	USD	2,567	02/10/2021	$(9,770)
Australia and New Zealand Banking Group Ltd.	JPY	400,206	USD	3,856	02/26/2021	34,493
Australia and New Zealand Banking Group Ltd.	USD	3,705	JPY	386,345	02/26/2021	(16,214)
Australia and New Zealand Banking Group Ltd.	HKD	257,719	USD	33,242	08/13/2021	(5,978)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	EUR	498	USD	605	03/17/2021	$235
Bank of America, NA	USD	1,568	RUB	119,244	03/24/2021	689
Bank of America, NA	USD	2,602	NOK	21,985	04/15/2021	(35,477)
Barclays Bank PLC	AUD	18,703	USD	14,416	02/17/2021	120,803
Barclays Bank PLC	CAD	8,800	USD	6,963	02/17/2021	81,662
Barclays Bank PLC	CHF	6,520	USD	7,344	02/17/2021	21,274
Barclays Bank PLC	EUR	3,312	USD	4,019	02/17/2021	(2,195)
Barclays Bank PLC	GBP	3,845	USD	5,276	02/17/2021	7,047
Barclays Bank PLC	NOK	9,141	USD	1,069	02/17/2021	1,722
Barclays Bank PLC	USD	1,243	AUD	1,622	02/17/2021	(2,961)
Barclays Bank PLC	USD	4,024	EUR	3,312	02/17/2021	(3,303)
Barclays Bank PLC	USD	12,770	GBP	9,355	02/17/2021	49,089
Barclays Bank PLC	USD	3,541	JPY	368,818	02/17/2021	(19,000)
Barclays Bank PLC	USD	2,098	NOK	17,803	02/17/2021	(19,447)
Barclays Bank PLC	USD	9,178	SEK	76,335	02/17/2021	(41,224)
Barclays Bank PLC	CAD	6,400	USD	4,962	02/18/2021	(43,493)
Barclays Bank PLC	COP	48,532,471	USD	13,946	03/18/2021	369,208
Barclays Bank PLC	HUF	1,588,803	USD	5,386	03/24/2021	(11,646)
Barclays Bank PLC	MYR	10,627	USD	2,618	03/25/2021	1,182
Barclays Bank PLC	MYR	40,888	USD	9,952	03/25/2021	(117,848)
Barclays Bank PLC	USD	11,172	MYR	46,237	03/25/2021	215,224
Barclays Bank PLC	USD	1,832	MYR	7,386	03/25/2021	(12,783)
Barclays Bank PLC	USD	4,366	KRW	4,768,726	04/22/2021	(100,776)
Barclays Bank PLC	TWD	73,812	USD	2,659	04/27/2021	(2,270)
BNP Paribas SA	BRL	15,261	USD	2,834	02/02/2021	44,252
BNP Paribas SA	BRL	26,290	USD	4,801	02/02/2021	(3,948)
BNP Paribas SA	USD	2,787	BRL	15,261	02/02/2021	2,292
BNP Paribas SA	USD	4,910	BRL	26,290	02/02/2021	(105,484)
BNP Paribas SA	USD	2,525	CAD	3,245	02/18/2021	12,490
BNP Paribas SA	BRL	14,403	USD	2,672	03/02/2021	41,871
BNP Paribas SA	USD	2,831	BRL	15,261	03/02/2021	(44,365)
BNP Paribas SA	EUR	2,988	USD	3,652	03/17/2021	23,068
BNP Paribas SA	EUR	508	USD	617	03/17/2021	(13)
BNP Paribas SA	USD	4,988	EUR	4,082	03/17/2021	(29,288)
BNP Paribas SA	PHP	165,078	USD	3,422	04/22/2021	(906)
Citibank, NA	USD	1,227	ZAR	18,792	02/04/2021	15,076
Citibank, NA	USD	2,320	CNY	15,206	02/10/2021	35,664
Citibank, NA	CAD	1,122	USD	877	02/18/2021	(314)
Citibank, NA	USD	7,454	CAD	9,535	02/18/2021	2,671
Citibank, NA	USD	1,524	JPY	158,641	02/26/2021	(9,421)
Citibank, NA	USD	5,658	SGD	7,463	03/11/2021	(39,850)
Citibank, NA	CLP	1,924,924	USD	2,622	03/18/2021	958
Citibank, NA	USD	2,611	CLP	1,924,935	03/18/2021	10,244
Citibank, NA	ILS	17,444	USD	5,367	03/25/2021	49,801
Citibank, NA	USD	636	TRY	4,789	03/26/2021	3,958
Citibank, NA	USD	1,410	INR	104,286	04/15/2021	4,235
Citibank, NA	TWD	134,651	USD	4,890	04/27/2021	34,694
Citibank, NA	USD	3,159	CHF	2,806	05/06/2021	(707)
Credit Suisse International	USD	1,253	ZAR	19,038	02/04/2021	5,008
Credit Suisse International	ZAR	19,038	USD	1,290	02/04/2021	31,688
Credit Suisse International	CNY	24,419	USD	3,732	02/10/2021	(50,917)
Credit Suisse International	USD	923	CNY	5,958	02/10/2021	506
Credit Suisse International	AUD	10,219	USD	7,929	02/17/2021	118,934
Credit Suisse International	CAD	2,379	USD	1,868	02/17/2021	7,715
Credit Suisse International	CHF	5,427	USD	6,111	02/17/2021	15,857
Credit Suisse International	GBP	3,471	USD	4,743	02/17/2021	(13,333)
Credit Suisse International	NOK	52,295	USD	6,146	02/17/2021	40,836
Credit Suisse International	NZD	11,840	USD	8,508	02/17/2021	(610)
Credit Suisse International	USD	6,614	JPY	686,702	02/17/2021	(56,923)
Credit Suisse International	USD	30,377	NZD	42,191	02/17/2021	(58,997)
Credit Suisse International	USD	17,080	SEK	141,721	02/17/2021	(117,932)
Credit Suisse International	CAD	6,379	USD	5,004	02/18/2021	14,682
Credit Suisse International	MXN	100,032	USD	4,920	02/25/2021	51,400
Credit Suisse International	USD	7,184	MXN	143,214	02/25/2021	(213,881)
Credit Suisse International	USD	4,734	JPY	491,343	02/26/2021	(41,759)
Credit Suisse International	USD	1,080	TRY	8,068	03/26/2021	(1,124)
Credit Suisse International	PHP	59,179	USD	1,227	04/22/2021	(70)
Credit Suisse International	USD	1,711	PHP	82,539	04/22/2021	98
Deutsche Bank AG	CHF	17,748	USD	19,970	02/17/2021	35,869

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	USD	12,982	CAD	16,549	02/17/2021	$(39,205)
Deutsche Bank AG	USD	10,927	GBP	8,034	02/17/2021	82,504
Deutsche Bank AG	USD	1,846	NZD	2,587	02/17/2021	13,335
Deutsche Bank AG	JPY	5,640,383	USD	54,152	02/26/2021	292,002
Deutsche Bank AG	USD	5,555	JPY	578,578	02/26/2021	(29,953)
Deutsche Bank AG	NZD	3,541	USD	2,535	03/05/2021	(9,797)
Deutsche Bank AG	CLP	8,177,429	USD	11,477	03/18/2021	342,849
Deutsche Bank AG	PEN	11,778	USD	3,230	03/18/2021	(8,184)
Deutsche Bank AG	USD	3,630	CLP	2,586,263	03/18/2021	(108,432)
Deutsche Bank AG	USD	5,211	PEN	18,875	03/18/2021	(21,599)
Deutsche Bank AG	USD	10,238	INR	759,775	04/15/2021	66,159
Goldman Sachs Bank USA	BRL	38,082	USD	7,333	02/02/2021	372,397
Goldman Sachs Bank USA	USD	6,955	BRL	38,082	02/02/2021	5,720
Goldman Sachs Bank USA	AUD	17,028	USD	13,217	02/17/2021	202,043
Goldman Sachs Bank USA	CHF	1,822	USD	2,050	02/17/2021	4,074
Goldman Sachs Bank USA	USD	5,630	JPY	584,312	02/17/2021	(50,778)
Goldman Sachs Bank USA	MXN	36,134	USD	1,796	02/25/2021	37,750
Goldman Sachs Bank USA	USD	3,865	MXN	76,805	02/25/2021	(127,625)
Goldman Sachs Bank USA	USD	43,885	JPY	4,541,960	02/26/2021	(513,382)
Goldman Sachs Bank USA	BRL	4,531	USD	843	03/02/2021	15,746
Goldman Sachs Bank USA	USD	1,265	EUR	1,027	03/17/2021	(17,342)
Goldman Sachs Bank USA	PEN	49,787	USD	13,764	03/18/2021	76,743
Goldman Sachs Bank USA	USD	3,755	PEN	13,583	03/18/2021	(20,936)
Goldman Sachs Bank USA	HUF	342,138	USD	1,157	03/24/2021	(5,449)
Goldman Sachs Bank USA	USD	3,392	MYR	13,830	03/25/2021	14,340
Goldman Sachs Bank USA	NOK	21,975	USD	2,581	04/15/2021	15,605
Goldman Sachs Bank USA	USD	3,776	IDR	53,442,353	04/15/2021	2,019
Goldman Sachs Bank USA	EUR	1,560	TRY	14,521	04/19/2021	25,144
Goldman Sachs Bank USA	KRW	1,174,871	USD	1,071	04/22/2021	19,874
Goldman Sachs Bank USA	PHP	59,179	USD	1,227	04/22/2021	(325)
Goldman Sachs Bank USA	USD	1,279	KRW	1,389,922	04/22/2021	(36,231)
Goldman Sachs Bank USA	USD	1,711	PHP	82,539	04/22/2021	453
Goldman Sachs Bank USA	CHF	5,990	USD	6,757	05/06/2021	14,078
Goldman Sachs Bank USA	TWD	99,809	USD	3,646	07/07/2021	13,506
HSBC Bank USA	MXN	19,935	USD	1,000	02/25/2021	30,196
JPMorgan Chase Bank, NA	USD	1,278	CAD	1,627	02/18/2021	(5,516)
JPMorgan Chase Bank, NA	USD	2,528	EUR	2,057	03/17/2021	(30,382)
JPMorgan Chase Bank, NA	PLN	9,328	EUR	2,054	03/24/2021	(10,974)
JPMorgan Chase Bank, NA	PLN	17,988	USD	4,809	03/24/2021	(22,496)
JPMorgan Chase Bank, NA	AUD	2,455	USD	1,881	03/30/2021	3,415
Morgan Stanley Capital Services, Inc.	ZAR	18,792	USD	1,223	02/04/2021	(19,536)
Morgan Stanley Capital Services, Inc.	CNY	10,118	USD	1,558	02/10/2021	(9,249)
Morgan Stanley Capital Services, Inc.	USD	6,263	CNY	41,054	02/10/2021	97,653
Morgan Stanley Capital Services, Inc.	MXN	52,677	USD	2,603	02/25/2021	38,927
Morgan Stanley Capital Services, Inc.	JPY	747,188	USD	7,204	02/26/2021	69,034
Morgan Stanley Capital Services, Inc.	USD	1,503	JPY	154,801	02/26/2021	(24,599)
Morgan Stanley Capital Services, Inc.	USD	1,298	NZD	1,795	03/05/2021	(8,195)
Morgan Stanley Capital Services, Inc.	EUR	8,363	USD	10,220	03/17/2021	61,659
Morgan Stanley Capital Services, Inc.	USD	7,413	PLN	27,302	03/24/2021	(78,768)
Morgan Stanley Capital Services, Inc.	AUD	3,388	USD	2,618	03/30/2021	27,562
Morgan Stanley Capital Services, Inc.	GBP	4,604	USD	6,272	04/09/2021	(38,405)
Morgan Stanley Capital Services, Inc.	USD	3,232	GBP	2,364	04/09/2021	7,773
Morgan Stanley Capital Services, Inc.	DKK	9,127	USD	1,494	04/15/2021	3,002
Morgan Stanley Capital Services, Inc.	NOK	13,550	USD	1,591	04/15/2021	9,237

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.	SEK	9,830	USD	1,177	04/15/2021	$(54)
Morgan Stanley Capital Services, Inc.	USD	1,279	KRW	1,410,997	04/22/2021	(17,456)
Natwest Markets PLC	BRL	12,769	USD	2,332	02/02/2021	(1,918)
Natwest Markets PLC	USD	2,401	BRL	12,769	02/02/2021	(67,318)
Natwest Markets PLC	USD	2,663	MXN	52,515	02/25/2021	(107,321)
Natwest Markets PLC	USD	5,266	JPY	546,732	02/26/2021	(45,574)
Natwest Markets PLC	USD	1,967	NZD	2,733	03/05/2021	(2,489)
Natwest Markets PLC	CLP	2,586,263	USD	3,494	03/18/2021	(27,743)
Natwest Markets PLC	USD	1,857	COP	6,458,805	03/18/2021	(50,229)
Natwest Markets PLC	USD	4,749	RUB	351,129	03/24/2021	(130,336)
Natwest Markets PLC	GBP	1,107	USD	1,516	04/09/2021	(1,265)
Standard Chartered Bank	BRL	8,371	USD	1,529	02/02/2021	(1,257)
Standard Chartered Bank	USD	1,580	BRL	8,371	02/02/2021	(50,311)
Standard Chartered Bank	USD	6,480	CNY	41,996	02/10/2021	26,155
Standard Chartered Bank	USD	2,564	NZD	3,563	03/05/2021	(3,744)
Standard Chartered Bank	CLP	1,343,514	USD	1,831	03/18/2021	1,541
Standard Chartered Bank	PEN	18,374	USD	5,086	03/18/2021	35,071
Standard Chartered Bank	USD	3,435	COP	11,938,779	03/18/2021	(94,821)
Standard Chartered Bank	EUR	3,174	USD	3,893	03/24/2021	36,887
Standard Chartered Bank	USD	1,353	TRY	10,356	03/26/2021	31,414
Standard Chartered Bank	CHF	2,317	GBP	1,919	04/09/2021	25,005
Standard Chartered Bank	EUR	1,076	GBP	960	04/09/2021	7,884
Standard Chartered Bank	USD	13,085	CNY	85,017	04/22/2021	17,387
Standard Chartered Bank	USD	1,313	KRW	1,444,811	04/22/2021	(21,150)
Standard Chartered Bank	TWD	181,202	USD	6,548	04/27/2021	13,876
Standard Chartered Bank	USD	3,605	TWD	99,809	07/07/2021	27,970
State Street Bank & Trust Co.	USD	1,125	BRL	5,914	02/02/2021	(43,912)
State Street Bank & Trust Co.	NOK	17,803	USD	2,096	02/17/2021	17,472
State Street Bank & Trust Co.	USD	178	HKD	1,380	02/24/2021	(28)
State Street Bank & Trust Co.	JPY	333,950	USD	3,228	02/26/2021	38,716
State Street Bank & Trust Co.	USD	960	JPY	99,839	02/26/2021	(6,989)
State Street Bank & Trust Co.	NZD	174	USD	124	03/05/2021	(1,052)
State Street Bank & Trust Co.	THB	134,270	USD	4,476	03/11/2021	(9,595)
State Street Bank & Trust Co.	USD	3,816	SGD	5,032	03/11/2021	(27,908)
State Street Bank & Trust Co.	USD	9,346	THB	280,022	03/11/2021	9,185
State Street Bank & Trust Co.	EUR	1,476	USD	1,797	03/17/2021	4,350
State Street Bank & Trust Co.	USD	974	EUR	794	03/17/2021	(9,627)
State Street Bank & Trust Co.	PLN	12,805	USD	3,476	03/24/2021	36,035
State Street Bank & Trust Co.	USD	5,768	AUD	7,430	03/30/2021	(87,527)
State Street Bank & Trust Co.	SEK	20,315	USD	2,438	04/15/2021	4,961
State Street Bank & Trust Co.	USD	2,427	NOK	20,658	04/15/2021	(15,210)
State Street Bank & Trust Co.	USD	5,817	SEK	48,449	04/15/2021	(14,231)
State Street Bank & Trust Co.	USD	1,792	CHF	1,589	05/06/2021	(2,952)
UBS AG	CAD	1,848	USD	1,444	02/18/2021	(1,722)
UBS AG	USD	4,040	CAD	5,143	02/18/2021	(17,874)
UBS AG	USD	1,245	NZD	1,746	03/05/2021	9,929
UBS AG	EUR	6,719	USD	8,208	03/17/2021	46,036
UBS AG	CZK	210,688	USD	9,829	03/24/2021	3,844
UBS AG	USD	14,890	RUB	1,112,469	03/24/2021	(257,447)
UBS AG	USD	7,181	TRY	55,118	03/26/2021	189,029

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
UBS AG	USD	2,602	AUD	3,345	03/30/2021	$(44,894)
UBS AG	KRW	2,891,111	USD	2,624	04/22/2021	38,306

						$456,808

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	USD	246,010	04/26/2027	1.705%	CPI#	Maturity	$8,180,873	$—	$8,180,873
Goldman Sachs International	USD	69,760	04/26/2027	2.175%	CPI#	Maturity	609,163	—	609,163
Goldman Sachs International	USD	110,190	04/25/2030	1.900%	CPI#	Maturity	2,554,308	—	2,554,308
JPMorgan Chase Bank, NA	USD	34,880	04/26/2027	2.183%	CPI#	Maturity	290,804	—	290,804

							$11,635,148	$—	$11,635,148

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
JPMorgan Chase Bank, NA
JPMorgan JMABRF34 Index(1)	0.60%	Annual	USD	25,774	03/15/2021	$(898,707)
Pay Total Return on Reference Obligation
UBS AG
FTSE EPRA/NAREIT Developed Real Estate Index	LIBOR Minus 0.12%	Quarterly	USD	33,785	04/15/2021	40,231
FTSE EPRA/NAREIT Developed Real Estate Index	LIBOR Plus 0.14%	Quarterly	USD	10,816	08/16/2021	(139,795)
FTSE EPRA/NAREIT Developed Real Estate Index	LIBOR Plus 0.26%	Quarterly	USD	32,370	09/15/2021	(29,936)
FTSE EPRA/NAREIT Developed Real Estate Index	LIBOR Plus 0.20%	Quarterly	USD	12,546	09/15/2021	(160,561)

						$(1,188,768)

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts
JPMorgan Chase Bank, NA GBP/EUR 11/18/2021*	7.32%	Maturity	EUR	102	$42,751	$—	$42,751

Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
UBS AG
USD/JPY 09/30/2021*	7.85%	Maturity	USD	171	$(264,373)	$—	$(264,373)
Sale Contracts
Goldman Sachs Bank USA
USD/JPY 09/30/2021*	7.20	Maturity	USD	149	122,547	—	122,547

					$(99,075)	$—	$(99,075)

*	Termination date

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the aggregate market value of these securities amounted to $20,288,836 or 1.9% of net assets.

(d)	Fair valued by the Adviser.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)	Affiliated investments.
(g)	The rate shown represents the 7-day yield as of period end.
(h)

As of January 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $138,229,316 and gross unrealized depreciation of investments was $(60,917,259), resulting in net unrealized appreciation of $77,312,057.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

CBT – Chicago Board of Trade

CPI – Consumer Price Index

EAFE – Europe, Australia, and Far East

EPRA – European Public Real Estate Association

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

GDR – Global Depositary Receipt

KC HRW – Kansas City Hard Red Winter

LIBOR – London Interbank Offered Rate

LME – London Metal Exchange

MSCI – Morgan Stanley Capital International

NAREIT – National Association of Real Estate Investment Trusts

PJSC – Public Joint Stock Company

RBOB – Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)

REIT – Real Estate Investment Trust

TSX – Toronto Stock Exchange

ULSD – Ultra-Low Sulfur Diesel

WTI – West Texas Intermediate

(1) The following table represents the (long/(short)) commodity basket holdings underlying the total return swap with JPMorgan JMABRF34 Index as of January 31, 2021.

Security Description	Current Notional	Percent of Basket’s Value
Corn Futures 03/2021	$(5,854,868)	(22.7)%
Gasoline RBOB Futures 03/2021	(5,822,894)	(22.6)%
Corn Futures 07/2021	5,760,343	22.3%
WTI Crude Futures 03/2021	(5,659,228)	(22.0)%
Gasoline RBOB Futures 07/2021	5,654,823	21.9%
NY Harbor ULSD Futures 03/2021	(5,653,205)	(21.9)%
NY Harbor ULSD Futures 07/2021	5,586,769	21.7%
Brent Crude Futures 05/2021	(5,578,731)	(21.6)%
WTI Crude Futures 07/2021	5,554,361	21.6%
KC HRW Wheat Futures 03/2021	(5,510,388)	(21.4)%
Brent Crude Futures 09/2021	5,503,903	21.4%
Soybean Oil Futures 03/2021	(5,483,893)	(21.3)%
Soybean Oil Futures 07/2021	5,477,837	21.3%
KC HRW Wheat Futures 07/2021	5,466,714	21.2%
Soybean Futures 03/2021	(5,402,651)	(21.0)%
Live Cattle Futures 04/2021	(5,377,170)	(20.9)%
Soybean Futures 07/2021	5,356,587	20.8%
Live Cattle Futures 08/2021	5,352,107	20.8%
Wheat (CBT) Futures 03/2021	(5,347,232)	(20.7)%
Cotton No. 2 Futures 07/2021	5,343,106	20.7%
Lean Hogs Futures 07/2021	5,338,230	20.7%
Cotton No. 2 Futures 03/2021	(5,287,365)	(20.5)%
Wheat (CBT) Futures 07/2021	5,286,814	20.5%
Soybean Meal Futures 03/2021	(5,267,078)	(20.4)%
LME Nickel Futures 03/2021	(5,260,463)	(20.4)%
LME Nickel Futures 07/2021	5,253,312	20.4%
Soybean Meal Futures 07/2021	5,240,892	20.3%
Sugar #11 (World) Futures 07/2021	5,235,244	20.3%
Natural Gas Futures 05/2021	(5,211,616)	(20.2)%
Sugar #11 (World) Futures 03/2021	(5,200,866)	(20.2)%
Natural Gas Futures 07/2021	5,192,966	20.1%
Lean Hogs Futures 04/2021	(5,184,020)	(20.1)%
Copper Futures 03/2021	(5,180,054)	(20.1)%
Copper Futures 07/2021	5,165,522	20.0%

Security Description	Current Notional	Percent of Basket’s Value
Coffee ‘C’ Futures 07/2021	$5,064,180	19.6%
Coffee ‘C’ Futures 03/2021	(5,046,523)	(19.6)%
LME Primary Aluminum Futures 07/2021	5,041,538	19.6%
LME Primary Aluminum Futures 03/2021	(5,022,512)	(19.5)%
LME Zinc Futures 07/2021	4,784,034	18.6%
LME Zinc Futures 03/2021	(4,770,860)	(18.5)%

COUNTRY BREAKDOWN1

January 31, 2021 (unaudited)

35.8%	United States
6.4%	United Kingdom
5.7%	Japan
3.1%	Germany
2.7%	China
2.6%	Australia
2.5%	France
2.4%	Canada
2.1%	Hong Kong
1.5%	Brazil
1.1%	Sweden
1.1%	Spain
1.0%	Norway
6.8%	Other
25.2%	Short-Term

100.0%	Total Investments

1

All data are as of January 31, 2021. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 0.8% or less in the following: Austria, Belgium, Chile, Denmark, Finland, Greece, Ireland, Italy, Luxembourg, Mexico, Netherlands, New Zealand, Philippines, Portugal, Russia, Singapore, South Africa, Switzerland, Thailand and United Arab Emirates.

AB Bond Fund, Inc.

All Market Real Return Portfolio

January 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Real Estate	$203,002,369	$164,206,907	$—		$367,209,276
Energy	29,988,642	64,193,502	—		94,182,144
Materials	29,697,696	51,872,099	—		81,569,795
Software & Services	18,756,548	1,773,215	—		20,529,763
Capital Goods	7,098,970	7,477,559	—		14,576,529
Media & Entertainment	11,407,433	863,453	—		12,270,886
Food Beverage & Tobacco	9,877,281	2,361,617	—		12,238,898
Pharmaceuticals & Biotechnology	8,535,931	3,183,820	—		11,719,751
Retailing	6,828,519	3,776,049	—		10,604,568
Semiconductors & Semiconductor Equipment	7,033,003	2,382,377	—		9,415,380
Consumer Durables & Apparel	4,892,141	4,519,252	0	(a)	9,411,393
Technology Hardware & Equipment	8,426,742	337,338	—		8,764,080
Banks	5,790,955	2,190,214	—		7,981,169
Health Care Equipment & Services	7,950,189	—	—		7,950,189
Diversified Financials	4,544,554	3,074,251	—		7,618,805
Utilities	1,417,823	5,837,676	—		7,255,499
Transportation	1,253,640	5,312,312	—		6,565,952
Insurance	4,911,999	1,508,397	—		6,420,396
Consumer Services	4,529,483	828,936	—		5,358,419
Automobiles & Components	3,233,817	1,456,887	—		4,690,704
Commercial & Professional Services	1,064,881	1,990,259	—		3,055,140
Household & Personal Products	—	1,675,076	—		1,675,076
Food & Staples Retailing	975,914	—	—		975,914
Telecommunication Services	—	963,969	—		963,969
Information Technology	—	—	3,331		3,331
Investment Companies	51,590,160	—	—		51,590,160
Short-Term Investments	257,576,937	—	—		257,576,937
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	6,064,078	—	—		6,064,078

Total Investments in Securities	696,449,705	331,785,165 (b)	3,331		1,028,238,201
Other Financial Instruments(c):
Assets:
Futures	16,273,734	—	—		16,273,734
Forward Currency Exchange Contracts	—	4,092,347	—		4,092,347
Inflation (CPI) Swaps	—	11,635,148	—		11,635,148
Total Return Swaps	—	40,231	—		40,231
Variance Swaps	—	165,298	—		165,298
Liabilities:
Futures	(3,060,925)	—	—		(3,060,925)
Forward Currency Exchange Contracts	—	(3,635,539)	—		(3,635,539)
Total Return Swaps	—	(1,228,999)	—		(1,228,999)
Variance Swaps	—	(264,373)	—		(264,373)

Total	$709,662,514	$342,589,278	$3,331		$1,052,255,123

(a)	The Fund held securities with zero market value at period end.

(b)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(c)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2021 is as follows:

Fund	Market Value 10/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$229,370	$212,505	$184,298	$257,577	$15
Government Money Market Portfolio*	6,911	106,403	107,250	6,064	1

Total	$236,281	$318,908	$291,548	$263,641	$16

* Investments of cash collateral for securities lending transactions.